Related Party Balances and Transactions - Due from related parties (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 1,048,656	¥ 169,905
Wuhan Weineng Battery Assets Co. Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	998,388	118,779
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	50,000	50,000
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 268	509
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 617